Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Securities Act File Number	001-34656
Entity Registrant Name	H World Group Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 1299 Fenghua Road
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	201803
Entity Address, Country	CN
Entity Common Stock, Shares Outstanding	3,071,525,690
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Firm ID	1113
Auditor Location	Shanghai, China
Entity Central Index Key	0001483994
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
American Depositary Shares
Document and Entity Information
Title of 12(b) Security	American Depositary Shares
Trading Symbol	HTHT
Security Exchange Name	NASDAQ
Business contact
Document and Entity Information
Contact Personnel Name	Arthur Yu
Entity Address, Address Line One	No. 1299 Fenghua Road
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	201803
Entity Address, Country	CN
Country Region	86
City Area Code	21
Local Phone Number	6195-2011
Contact Personnel Email Address	yujunrui@hworld.com